SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SCHEDULE OF PREFERRED AND COMMON STOCK AUTHORIZED

The Company is authorized under the MAA as amended, to issue an unlimited number of shares divided as follows:

	Number of Shares	Par Value Per Share
Ordinary Shares	Unlimited	$1.10
Series Seed Preferred Shares	25,000	$0.0001
Series A1A Preferred Shares	10,000,000	$0.0001
Series A2 Preferred Shares	3,000,000	$0.0001
Series A4 Preferred Shares	Unlimited	$0.0001
Series B Preferred Shares	21,000,000	$0.0001
Blank Check Preferred Shares	Unlimited	None